Stock-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Compensation Related Costs [Abstract]
Stock-Based Compensation

Note 9 - Stock-Based Compensation

Aeries Technology, Inc. 2023 Equity Incentive Plan

The board of directors of WWAC approved the Aeries Technology, Inc. 2023 Equity Incentive Plan (the “Plan”) on March 11, 2023, subject to approval by WWAC’s shareholders’. The Plan was approved by WWAC’s shareholders on November 2, 2023 and the Plan became effective upon the consummation of the Business Combination. The maximum number of Class A ordinary shares that may be issued under the Plan may not exceed 9,031,027 Class A ordinary shares, subject to certain adjustments set forth in the Plan.

Pursuant to the Plan, Company granted Mr. Sudhir Appukuttan Panikassery an option to purchase on or prior to the expiration date, June 7, 2034, all or part of 5,151,005 Class A ordinary shares, par value $0.0001 per share. The option was fully vested and exercisable on the grant date, June 8, 2024. The entire option was exercised on June 25, 2024. Accordingly, the Company recorded stock-based compensation expense of $7,314 within “Selling, general & administrative expenses” in the Condensed Consolidated statements of operations.

Restricted Share Unit Award

Compensation cost for stock awards, which include restricted stock units (“RSUs”), is measured at the fair value on the grant date and recognized as expense, net of estimated forfeitures. The fair value of stock awards is based on the quoted price of our common stock on the grant date. We measure the fair value of RSUs using fair value of our quoted stock due to grant date and vesting date being same. Compensation cost for RSUs is recognized on a straight line over vesting period.

The following table summarizes the activities for vested RSUs for the quarter ending June 30, 2024:

	Restricted Stock Units
	Number of Shares	Grant Date Fair Value
Unvested as of April 1, 2024	-	-
Granted	3,880,022	$5,432
Vested	(3,880,022)	$5,432
Forfeited / Canceled	-	-
Unvested as of June 30, 2024	-	-

The fair value of RSUs granted during the three months ended June 30, 2024 and 2023, as of the grant date and vesting date (i.e. May 22, 2024), was $5,432 and $0, respectively.

Aeries Employees Stock Option Plan, 2020

On August 1, 2020, ATGBA’s board of directors approved and executed the Aeries Employees Stock Option Plan (“ESOP”), which was subsequently amended on July 22, 2022. Under ESOP, the company has authorized to grant up to 59,900 options to eligible employees in one or more tranches. The company granted 59,900 options to eligible employees during the year ended March 31, 2023.

The options issued under the ESOP generally are subject to service conditions. The service condition is typically one year. The stock-based compensation expense is recognized in the condensed consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period.

The following table summarizes the ESOP stock option activity for the three months ended June 30, 2024:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	59,900	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at June 30, 2024	59,900	$0.12	4.07	$2,303

Vested and exercisable at June 30, 2024	59,900	$0.12	4.07	$2,303

Aeries Management Stock Option Plan, 2019

On September 23, 2019, ATGBA’s board of directors approved and executed the Aeries Management Stock Option Plan 2019 (“MSOP”), which was subsequently amended on December 31, 2022. Under MSOP, ATGBA has authorized to grant up to 295,565 options to eligible employees in one or more tranches.

The options issued under the MSOP generally are subject to both service and performance conditions. The service condition is typically one year, and the performance conditions are based on the condensed consolidated revenue and adjusted profit before tax of ATGBA. The stock-based compensation expense is recognized in the condensed consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period if it is probable that the performance target will be achieved.

The following table summarizes the MSOP stock option activity for the three months ended June 30, 2024:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at June 30, 2024	295,565	$0.12	1.42	$11,362

Vested and exercisable at June 30, 2024	295,565	$0.12	1.42	$11,362

The Company uses the BSM option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying share price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. The grant date fair value of the Company’s stock options granted to employees were estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%

During the three months ended June 30, 2024, and 2023, the Company recorded stock-based compensation expense of $12,746 and $1,374 within “Selling, general & administrative expenses” in the Condensed Consolidated statements of operations, respectively.

As of June 30, 2024, there was no unrecognized stock-based compensation cost. As of June 30, 2023, the total remaining unrecognized stock-based compensation cost was $254.

Note 15 - Stock-Based Compensation

Aeries Employees Stock Option Plan, 2020

On August 1, 2020, ATGBA’s board of directors approved and executed the Aeries Employees Stock Option Plan (“ESOP”), which was subsequently amended on July 22, 2022. Under ESOP, the Company has authorized to grant up to 59,900 options to eligible employees in one or more tranches. The Company granted 59,900 options to eligible employees during the year ended March 31, 2023.

The options issued under the ESOP generally are subject to service conditions. The service condition is typically one year. The stock-based compensation expense is recognized in the consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period.

The following table summarizes the ESOP stock option activity for the year ended March 31, 2024:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	59,900	$-	-	$-
Options granted	-	$-	-	$-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2024	59,900	$0.12	4.32	$2,425

Vested and exercisable at March 31, 2024	59,900	$0.12	4.32	$2,425

Aeries Management Stock Option Plan, 2019

On September 23, 2019, ATGBA’s board of directors approved and executed the Aeries Management Stock Option Plan 2019 (“MSOP”), which was subsequently amended on December 31, 2022. Under MSOP, ATGBA has authorized to grant up to 295,565 options to eligible employees in one or more tranches.

The options issued under the MSOP generally are subject to both service and performance conditions. The service condition is typically one year, and the performance conditions are based on the consolidated revenue and adjusted profit before tax of Aeries Technology Group Business Accelerators Pvt Ltd. The stock-based compensation expense is recognized in the consolidated statements of comprehensive income using the straight-line attribution method over the requisite service period if it is probable that the performance target will be achieved.

The following table summarizes the MSOP stock option activity for the year ended March 31, 2024:

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2024	295,565	$0.12	1.67	$11,964

Vested and exercisable at March 31, 2024	295,565	$0.12	1.67	$11,964

The Company uses the BSM option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. The grant date fair value of the Company’s stock options granted to employees were estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%

During the year ended March 31, 2024 and 2023, the Company recorded stock-based compensation expense of $1,626 and $3,805 within “Selling, general & administrative expenses” in the Consolidated statements of operations, respectively.

There were no amounts capitalized as part of internal-use software under development for the year ended March 31, 2024 and 2023.

As of March 31, 2024, there was no unrecognized stock-based compensation cost. As of March 31, 2023, the total remaining unrecognized stock-based compensation cost was $1,706.

Aeries Technology, Inc. 2023 Equity Incentive Plan

The board of directors of ATI approved the Aeries Technology, Inc. 2023 Equity Incentive Plan (the “Plan”) on March 11, 2023, subject to approval by ATI’s shareholders’. The Plan was approved by ATI’s shareholders, on November 2, 2023 and the Plan became effective upon the consummation of the Business Combination. The maximum number of ATI Class A ordinary shares that may be issued under the Plan may not exceed 9,031,027 ATI Class A ordinary shares, subject to certain adjustments set forth in the Plan. No awards had been granted under this Plan as of March 31, 2024.